Cash (Tables)	12 Months Ended
Dec. 31, 2017
Cash
Schedule of cash
	December 31,
	2017	2016
	USD in thousands

Cash for immediate withdrawal - in NIS	$93	$349
Cash for immediate withdrawal - in USD	9,102	327

	$9,195	$676